Investor Deposits (Brooklyn ImmunoTherapeutics, LLC) (10-K)	12 Months Ended
Dec. 31, 2019
Brooklyn Immunotherapeutics, LLC [Member]
Investor Deposits	NOTE 9 INVESTOR DEPOSITS Investor deposits of $665,563 and $638,575 at December 31, 2019 and 2018, respectively, represents funding of capital commitments in excess of capital calls.